Label	Element	Value
Tuttle Capital Inverse ESG ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Tuttle Capital Inverse ESG ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Tuttle Capital Inverse ESG ETF (the “Fund”) seeks long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2025
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through November 30, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Advisor seeks to achieve the Fund’s investment objective by, under normal circumstances, taking short positions with at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in U.S. listed equity securities that the Advisor has deemed to be following environmental, social, or governance (“ESG”) policies.
In choosing investments for the Fund, the Advisor starts with a universe of U.S. listed mid and large capitalization securities.  The Advisor narrows the universe of companies in which to take a short position to companies with a high ESG score as the Advisor believes that a company with a high ESG score is spending company resources on ESG matters, which the Advisor believes detracts from its focus on the company’s fundamentals and negatively impacts its performance. A short sale is the sale of a stock that an investor thinks will decline in value in the future. To accomplish a short sale, a seller sells a security it does not own or that it owns but does not deliver. In order to deliver the security to the purchaser, the short seller will borrow the security, typically from a broker-dealer or an institutional investor. The short seller later closes out the position by returning the security to the lender, typically by purchasing equivalent securities on the open market.
The Advisor screens companies for ESG factors using ESG scores provided by a third-party service provider, (Bloomberg) to identify companies (primarily, those listed on the Russell 1000 Index) with high ESG scores, which is generally any company whose ESG score is above the median (top 50% of companies scored).  ESG scores measure a company’s management of financially material industry-specific environmental and social (ES) issues and opportunities, as well as governance (G) policies and practices with adjustments for country-specific rules and regulations.  The third-party service provider screens companies based on all three ESG criteria (environmental, social, and governance), and a company may score highly based on any one or a combination of environmental, social, or governance factors.  Financial materiality is defined by the third-party score provider as the issues that can have a negative or positive impact on a company’s financial performance, such as revenue streams, operating costs, cost of capital, asset value and liabilities.  The third-party service provider uses a bottom-up, model-driven approach based primarily on self-reported, publicly available information that results in a fully transparent parametric and rules-based scoring framework. The third-party service provider identifies financially material issues based on proprietary research and an assessment of probability, magnitude, and timing of impact. The third-party’s ESG scores take into account both current exposure and management performance based purely on publicly available, company disclosed data.  Each issue can be composed of metrics reflecting performance, commitments and targets as well as policies that reflect the company’s management approach toward ESG risks and opportunities.  The third-party ESG score measures best-in class performance within peer groups by grouping companies that share similar business models, products and services, supply chain, clients and risk and are therefore exposed to similar material issues.  Scores range between 0-10, with higher scores indicating better management of material issues.  The third-party service provider updates their ESG scores on an annual basis or more frequently if companies release new data throughout the year.  Scores are compared across companies only in order to create a median, which the advisor then uses to determine whether a company has scored above or below that median.  A company following ESG policies is defined as a company who scores above the median in any one category, Environmental, Social, and/or Governance.
Once the investment universe to short is narrowed to companies with a high ESG score, the Advisor seeks to select companies to short based on what it would consider to be a catalyst event. A catalyst event is any activity that, in the Advisor’s view, would likely have a negative impact on a company’s stock price. These events may or may not be related to the company’s status as a high ESG company. The types of catalyst events that the Advisor believes are more likely to occur with a high ESG company would include any activity outside of a company’s core business that attempts to implement progressive societal changes or progressively influence societal norms that the Advisor believes could cause outrage among some customers or clients with more conservative beliefs and, potentially lead to a negative impact on the company’s stock price.  The Advisor defines conservative beliefs to include ideas such as “American Exceptionalism” (the belief that the United Stats is either distinctive, unique, or exemplary compared to other nations), individual liberty (the liberty of those persons who are free from external restraint in the exercise of those rights that are considered to be outside the province of a government to control), and free enterprise (a belief that business should be free to operate for profit in a competitive system without interference by government). In addition, a catalyst event that the Advisor believes may disproportionately impact companies with high ESG scores could also include external events like changes in the market such as an increase in interest rates, which could disproportionately impact clean energy companies that the Advisor believes often rely on loans to continue operations. Catalyst events that are not tied to a company’s status as a high ESG company could include external market or world events unrelated to a company’s ESG status such as a company being oversold or military action in a geographic location in which a company on the Advisor’s list of high scoring ESG companies happens to have significant operations, which could, in the Advisor’s view, have a negative impact on a company’s stock price.
The Fund will generally short companies after a catalyst event has occurred, not in anticipation of a catalyst event. To determine whether a catalyst event has occurred that may impact a company’s stock price, the Advisor evaluates on at least a weekly basis potential portfolio companies and their policies based on financial reporting and data sources, such as, but not limited to: press releases, social media, advertising, lobbying efforts, data from State and Federal Election Commissions, market research, and third-party surveys and polling. Given the qualitative analysis required to determine whether a catalyst event has occurred that may impact a company’s stock price, the Advisor has considerable discretion regarding the selection of securities for the Fund.
Once the initial ESG and catalyst event screens are performed, the Advisor utilizes a fundamental research screen that seeks to identify companies with unattractive fundamentals (such as revenue growth potential, return on equity, return on capital, etc.).  The Advisor will get out of a short position when it no longer meets the criteria discussed above or when their fundamentals positively change and are, therefore, no longer attractive.
The Fund intends to take short positions in approximately 10 to 20 U.S. companies.  The Fund may engage in active and frequent trading of portfolio securities.
The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers. The Fund may also be focused on certain sectors from time to time including the technology and consumer discretionary sectors.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting www.gowokegobrokeetf.com.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-773-3863
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.gowokegobrokeetf.com
Tuttle Capital Inverse ESG ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Non-Diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be shorting the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.
Tuttle Capital Inverse ESG ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The loss of your money is a principal risk of investing in the Fund.
Tuttle Capital Inverse ESG ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Large Capitalization Risk. The Fund has inverse exposure to large-capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
Tuttle Capital Inverse ESG ETF | Mid-Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Mid-Capitalization Risk. The Fund has inverse exposure to mid-cap companies. Mid-cap companies involve greater volatility than investing in larger and more established companies. Mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile.
Tuttle Capital Inverse ESG ETF | Short Sales Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.
Tuttle Capital Inverse ESG ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk. Because the Fund has inverse market exposure, market risk refers to the possibility that the value of securities that the Fund shorts may increase due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.
Tuttle Capital Inverse ESG ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Securities Risk. The Fund has inverse exposure to equity securities. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bull markets, the value of equity securities will increase, which could also result in losses for the Fund.
Tuttle Capital Inverse ESG ETF | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
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Consumer Discretionary.  The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends, and marketing campaigns.

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Technology. Technology companies may have limited product lines, markets, financial resources, or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Tuttle Capital Inverse ESG ETF | Advisor Opinion Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Advisor Opinion Risk. In making determinations about whether a catalyst event has occurred or whether the event may offend people with conservative values, the Fund relies on the Advisor’s subjective opinion, which may differ from the opinions of investors or others.
Tuttle Capital Inverse ESG ETF | Non-Financial Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Non-Financial Risk. Because the Fund selects securities for inclusion in its portfolio for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.
Tuttle Capital Inverse ESG ETF | ETF Structure Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:o Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” which are only available to authorized participants (“Authorized Participants” or “APs”). Retail investors may only purchase or sell shares on the Exchange. APs may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
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Trading Issues.  An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

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Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

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Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

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In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

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To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

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The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

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When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

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In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio.  This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Tuttle Capital Inverse ESG ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Authorized Participant Risk. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Tuttle Capital Inverse ESG ETF | Limited History of Operations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
Tuttle Capital Inverse ESG ETF | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Tuttle Capital Inverse ESG ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Tuttle Capital Inverse ESG ETF | Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines, and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic, and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.
Tuttle Capital Inverse ESG ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Tuttle Capital Inverse ESG ETF | Tuttle Capital Inverse ESG ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.43%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	351
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	$ 351

[1]	Estimated for the current fiscal year.
[2]	Tuttle Capital Management, LLC (the “Advisor”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its management fee and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s Total Annual Fund Operating Expenses to not more than 0.94% of the average daily net assets of the Fund, (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)). This contractual arrangement is in effect through November 30, 2025, unless earlier terminated by the Board of Trustees for any reason at any time. Further, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.